Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

Note 11 Income Taxes

Reconciliation of accounting and taxable income, for the years ended December 31 are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Loss before income taxes	$(282,798)	$(244,437)	$(191,795)
Tax expense (recovery) based on statutory rate of 27.0%	(75,000)	(66,000)	(52,000)
Permanent differences and other	(478,000)	824,000	(84,000)
	(553,000)	758,000	(136,000)
Changes in unrecognized deferred tax assets	553,000	(758,000)	136,000
Total income tax (recovery)	$-	$-	$-

The nature and tax effect of the temporary differences giving rise to the deferred tax assets and liabilities at December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025	December 31, 2024
Unrecognized deferred income tax assets:
Allowable capital losses	$468,000	$468,000
Non-capital losses	2,021,000	1,945,000
Investments	939,000	625,000
Exploration & development	163,000	-
Unrecognized deferred tax assets	(3,591,000)	(3,038,000)
	$-	$-

As at December 31, 2025, the Company had estimated non-capital losses for Canadian tax purposes of $7,486,000 that expire between 2028 to 2045 which may be carried forward to offset future years’ taxable income.

The potential benefit of these carry-forward non-capital losses has not been recognized in these financial statements as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.